Average Annual Total Returns - Voya Retirement Moderate Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P Target Risk® Moderate Index 1 Yr		Class ADV S&P Target Risk® Moderate Index 5 Yrs		Class ADV S&P Target Risk® Moderate Index 10 Yrs		Class ADV S&P Target Risk® Moderate Index Since Inception	Class ADV Russell 3000® Index 1 Yr		Class ADV Russell 3000® Index 5 Yrs		Class ADV Russell 3000® Index 10 Yrs		Class ADV Russell 3000® Index Since Inception	Class ADV MSCI EAFE® Index 1 Yr		Class ADV MSCI EAFE® Index 5 Yrs		Class ADV MSCI EAFE® Index 10 Yrs		Class ADV MSCI EAFE® Index Since Inception	Class ADV Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class ADV Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class ADV Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class ADV Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Risk® Moderate Index 1 Yr		Class I S&P Target Risk® Moderate Index 5 Yrs		Class I S&P Target Risk® Moderate Index 10 Yrs		Class I S&P Target Risk® Moderate Index Since Inception	Class I Russell 3000® Index 1 Yr		Class I Russell 3000® Index 5 Yrs		Class I Russell 3000® Index 10 Yrs		Class I Russell 3000® Index Since Inception	Class I MSCI EAFE® Index 1 Yr		Class I MSCI EAFE® Index 5 Yrs		Class I MSCI EAFE® Index 10 Yrs		Class I MSCI EAFE® Index Since Inception	Class I Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class I Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index Since Inception
Total	12.17%	8.09%	6.59%		Apr. 28, 2006	10.42%	[1]	7.78%	[1]	6.31%	[1]	[1]	20.89%	[2]	15.43%	[2]	13.79%	[2]	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	12.51%	8.45%	6.96%		Apr. 28, 2006	10.42%	[1]	7.78%	[1]	6.31%	[1]	[1]	20.89%	[2]	15.43%	[2]	13.79%	[2]	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.